Note 7 - Other Income	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of other operating income [text block]
7
        Other income

	2020	2019

Government grant – Gold sale export incentive	4,695	866
Government grant – Gold Support price	-	1,064
Other	14	108
	4,709	2,038

Government grant – Gold sale export incentive
The Reserve Bank of Zimbabwe (“RBZ”)
first
announced an export credit incentive (“ECI”) on the gold proceeds received for all large-scale gold mine producers during
2016.
The ECI is calculated as a percentage of the gold proceeds less the charges of Fidelity Printers and Refiners Limited (“Fidelity”). The below table indicates when the ECI was applicable and the percentages applied, as announced by government:

ECI applicable periods	Percentage
May 1, 2016 – January 1, 2018	3.5%
January 1, 2018 – February 1, 2018	2.5%
February 1, 2018 – February 20, 2019	10%
March 10, 2020 – June 26, 2020	25%

All incentives granted by the Zimbabwean government were included in other income when determined receivable and receipts were received in Blanket Mine's RTGS$ account. ECI fell away after
June 26, 2020.

Government grant – Gold support price

From
March 6, 2019
it became apparent that Blanket Mine's sales proceeds received from Fidelity were calculated at a gross price of
$44,000
per kilogram (
$1,368.58
per ounce), which exceeded the prevailing London Bullion Market Association (“LBMA”) price. On
May 12, 2019,
the Company received confirmation from Fidelity of this windfall receipt, called the “gold support price”, which has been implemented to incentivise gold producers to increase gold production.
No
gold support price was received as the LBMA gold price for the last
6
months was over and above
$1,368.58
per ounce.